UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 100.1%
The AllianceBernstein Pooling Portfolios - Equity – 100.1%
Global Real Estate Investment Portfolio	17,715,110	$164,219,069
International Growth Portfolio	25,004,261	220,537,585
International Value Portfolio	29,122,897	220,169,102
Small-Mid Cap Growth Portfolio	8,820,256	133,185,862
Small-Mid Cap Value Portfolio	12,242,839	131,488,090
U.S. Large Cap Growth Portfolio	38,811,096	409,068,952
U.S. Value Portfolio	50,656,532	404,745,694

		1,683,414,354

Total Investments – 100.1% (cost $1,867,065,884)(a)		1,683,414,354
Other assets less liabilities – (0.1)%		(2,063,218)

Net Assets – 100.0%		$1,681,351,136

(a)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,396,031 and gross unrealized depreciation of investments was $(241,047,561), resulting in net unrealized depreciation of $(183,651,530).

AllianceBernstein Wealth Appreciation Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,683,414,354	$—	$—	$1,683,414,354

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 100.3%
The AllianceBernstein Pooling Portfolios - Equity – 65.6%
Global Real Estate Investment Portfolio	21,635,706	$200,562,999
International Growth Portfolio	18,829,176	166,073,331
International Value Portfolio	21,879,405	165,408,298
Small-Mid Cap Growth Portfolio	5,365,764	81,023,042
Small-Mid Cap Value Portfolio	7,490,909	80,452,359
U.S. Large Cap Growth Portfolio	30,214,240	318,458,087
U.S. Value Portfolio	39,986,223	319,489,923

		1,331,468,039

The AllianceBernstein Pooling Portfolios - Fixed Income – 34.7%
High-Yield Portfolio	14,634,918	145,910,135
Intermediate Duration Bond Portfolio	52,363,724	559,768,207

		705,678,342

Total Investments – 100.3% (cost $2,092,360,264)(a)		2,037,146,381
Other assets less liabilities – (0.3)%		(5,939,297)

Net Assets – 100.0%		$2,031,207,084

(a)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $96,845,766 and gross unrealized depreciation of investments was $(152,059,649), resulting in net unrealized depreciation of $(55,213,883).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.32% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Balanced Wealth Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,037,146,381	$—	$—	$2,037,146,381

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 100.3%
The AllianceBernstein Pooling Portfolios - Fixed Income – 65.7%
Inflation Protected Securities Portfolio	6,269,118	$68,772,220
Intermediate Duration Bond Portfolio	17,593,405	188,073,503
Short Duration Bond Portfolio	19,691,417	188,446,865

		445,292,588

The AllianceBernstein Pooling Portfolios - Equity – 34.6%
Global Real Estate Investment Portfolio	7,029,559	65,164,016
International Growth Portfolio	2,810,458	24,788,238
International Value Portfolio	3,239,768	24,492,643
Small-Mid Cap Growth Portfolio	597,530	9,022,698
Small-Mid Cap Value Portfolio	822,864	8,837,554
U.S. Large Cap Growth Portfolio	4,842,650	51,041,536
U.S. Value Portfolio	6,354,023	50,768,645

		234,115,330

Total Investments – 100.3% (cost $645,609,659)(a)		679,407,918
Other assets less liabilities – (0.3)%		(1,789,476)

Net Assets – 100.0%		$677,618,442

(a)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,336,721 and gross unrealized depreciation of investments was $(11,538,462), resulting in net unrealized appreciation of $33,798,259.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the Strategy’s total exposure to subprime investments was 0.88% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Conservative Wealth Strategy

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$679,407,918	$—	$—	$679,407,918

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 16.0%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	34,800	$1,804,032
Blackstone Group LP	219,850	2,814,080
Credit Suisse Group AG	21,647	800,380
Deutsche Bank AG	4,800	227,290
Goldman Sachs Group, Inc. (The)	68,160	10,642,502
Man Group PLC	266,092	1,095,486
Morgan Stanley	77,900	1,905,434

		19,289,204

Commercial Banks - 4.4%
Banco do Brasil SA	34,200	656,235
Banco Santander SA	870	8,294
Bank of China Ltd.	894,000	474,926
Barclays PLC	264,800	1,063,895
BB&T Corp.	66,500	1,542,800
BNP Paribas	24,299	1,437,277
Comerica, Inc.	28,700	1,047,263
Danske Bank A/S (a)	33,700	835,887
DnB NOR ASA	32,800	401,385
Fifth Third Bancorp	146,700	1,753,065
Hana Financial Group, Inc.	21,000	688,012
Itau Unibanco Holding SA (ADR)	18,700	436,271
KB Financial Group, Inc.	17,350	811,418
KBC Groep NV (a)	7,100	248,479
National Australia Bank Ltd.	59,800	1,341,006
National Bank of Canada	7,000	462,598
Societe Generale	20,784	961,010
Standard Chartered PLC	72,040	1,940,607
Sumitomo Mitsui Financial Group, Inc.	27,700	850,632
Turkiye Garanti Bankasi AS	75,900	421,814
Turkiye Is Bankasi-Class C	77,200	299,495
Turkiye Vakiflar Bankasi Tao-Class D	101,000	281,163
UniCredit SpA	500,335	967,110
Wells Fargo & Co.	257,200	6,998,412

		25,929,054

Consumer Finance - 0.4%
Capital One Financial Corp.	45,700	1,701,411
ORIX Corp.	9,490	809,432

		2,510,843

Diversified Financial Services - 4.1%
Bank of America Corp.	75,100	822,345
BM&F Bovespa SA	60,800	462,755
Citigroup, Inc. (a)	316,900	1,330,980
CME Group, Inc.-Class A	11,055	3,184,503
Hong Kong Exchanges and Clearing Ltd.	19,400	441,092
IG Group Holdings PLC	107,447	822,117
JPMorgan Chase & Co.	462,600	17,291,988

		24,355,780

Insurance - 2.4%
ACE Ltd.	13,700	801,724
Admiral Group PLC	88,479	2,106,921
AIA Group Ltd. (a)	279,800	807,140
Allianz SE	15,500	1,697,192

Allstate Corp. (The)	19,800	576,378
Aviva PLC	141,600	781,146
Berkshire Hathaway, Inc. (a)	20,800	1,657,344
Chubb Corp.	13,300	758,233
Muenchener Rueckversicherungs AG (MunichRe)	5,800	804,506
Old Mutual PLC	299,337	551,630
Prudential PLC	143,400	1,268,886
Travelers Cos., Inc. (The)	46,900	2,532,131

		14,343,231

Real Estate Management & Development - 1.3%
CapitaLand Ltd.	603,000	1,647,697
CapitaMalls Asia Ltd.	268,000	399,574
China Overseas Land & Investment Ltd.	412,000	787,995
Evergrande Real Estate Group Ltd.	508,000	251,284
Hang Lung Group Ltd.	83,000	532,103
Hang Lung Properties Ltd.	581,000	2,686,345
Mitsui Fudosan Co., Ltd.	47,000	830,680
New World Development Ltd.	214,835	422,863
Sumitomo Realty & Development Co., Ltd.	21,000	451,267

		8,009,808

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp.	63,500	948,968

		95,386,888

Consumer Discretionary - 16.0%
Auto Components - 1.3%
GKN PLC	131,800	385,518
Johnson Controls, Inc.	112,500	4,099,500
Lear Corp. (a)	13,900	1,220,003
NGK Spark Plug Co., Ltd.	25,000	359,150
Sumitomo Rubber Industries Ltd.	21,600	219,015
TRW Automotive Holdings Corp. (a)	33,600	1,595,664

		7,878,850

Automobiles - 1.5%
Ford Motor Co. (a)	335,700	5,351,058
General Motors Co. (a)	29,526	1,009,789
Nissan Motor Co., Ltd.	116,400	1,088,678
Renault SA (a)	15,100	790,801
Toyota Motor Corp.	24,800	961,319

		9,201,645

Distributors - 0.7%
Inchcape PLC (a)	49,070	247,956
Li & Fung Ltd.	602,000	3,745,903

		3,993,859

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	51,300	2,119,203
Royal Caribbean Cruises Ltd. (a)	40,600	1,634,150
Shangri-La Asia Ltd.	380,000	952,765
Starbucks Corp.	111,700	3,418,020
Thomas Cook Group PLC	83,700	242,897
TUI Travel PLC	77,800	255,095

		8,622,130

Household Durables - 0.9%
DR Horton, Inc.	25,000	251,000
Fortune Brands, Inc.	9,900	584,991
Garmin Ltd.	22,400	648,704
NVR, Inc. (a)	2,100	1,301,958
Pulte Group, Inc. (a)	9,200	57,592
Sharp Corp.	76,000	728,505
Sony Corp.	25,900	918,188
Stanley Black & Decker, Inc.	12,300	732,219

		5,223,157

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	15,175	2,661,695
NetFlix, Inc. (a)	3,600	741,240
Rakuten, Inc.	50	38,278

		3,441,213

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	20,000	192,613

Media - 4.4%
Cablevision Systems Corp.	48,300	1,529,661
Comcast Corp.-Class A	209,900	4,198,000
DIRECTV (a)	42,500	1,765,025
Gannett Co., Inc.	85,900	1,126,149
Informa PLC	89,000	547,279
Jupiter Telecommunications Co., Ltd.	611	621,308
Lagardere SCA	12,500	461,261
News Corp.-Class A	388,900	5,304,596
Publicis Groupe SA	14,372	642,085
Time Warner Cable, Inc.-Class A	48,100	2,960,074
Time Warner, Inc.	63,600	1,875,564
Viacom, Inc.-Class B	6,800	257,244
Vivendi SA	39,220	954,965
Walt Disney Co. (The)	99,625	3,637,309

		25,880,520

Multiline Retail - 1.5%
Don Quijote Co., Ltd.	12,100	348,663
Kohl’s Corp. (a)	122,200	6,894,524
Marks & Spencer Group PLC	102,300	593,746
PPR	300	47,654
Takashimaya Co., Ltd.	26,000	216,822
Target Corp.	17,775	1,012,108

		9,113,517

Specialty Retail - 3.3%
Esprit Holdings Ltd.	156,000	746,869
Fast Retailing Co., Ltd.	5,500	866,357
Foot Locker, Inc.	75,700	1,428,459
Gap, Inc. (The)	106,700	2,279,112
Hennes & Mauritz AB-Class B	81,800	2,767,167
Inditex SA	23,500	1,772,483
Limited Brands, Inc.	74,000	2,491,580
Lowe’s Cos., Inc.	122,900	2,789,830
Office Depot, Inc. (a)	155,400	675,990
Ross Stores, Inc.	27,800	1,803,664
TJX Cos., Inc.	22,600	1,030,786

Yamada Denki Co., Ltd.	17,290	1,098,439

		19,750,736

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	31,500	1,699,022
Yue Yuen Industrial Holdings Ltd.	92,500	332,486

		2,031,508

		95,329,748

Information Technology - 13.7%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	276,725	5,302,051
JDS Uniphase Corp. (a)	44,400	527,028
Motorola, Inc. (a)	211,900	1,623,154
Tellabs, Inc.	98,300	620,273

		8,072,506

Computers & Peripherals - 4.8%
Apple, Inc. (a)	48,550	15,106,332
Dell, Inc. (a)	234,100	3,094,802
EMC Corp. (a)	248,157	5,332,894
Hewlett-Packard Co.	62,950	2,639,493
Logitech International SA (a)	71,787	1,377,090
Pegatron Corp. (a)	11,000	15,039
Toshiba Corp.	186,000	966,271

		28,531,921

Electronic Equipment, Instruments & Components - 0.5%
AU Optronics Corp. (a)	1,082,660	1,077,425
Corning, Inc.	21,700	383,222
Tyco Electronics Ltd.	55,500	1,688,310

		3,148,957

Internet Software & Services - 2.0%
Google, Inc.-Class A (a)	18,780	10,436,234
Telecity Group PLC (a)	7,521	54,744
Yahoo! Japan Corp.	3,739	1,340,813

		11,831,791

IT Services - 0.6%
Accenture PLC	50,992	2,208,973
Amadeus IT Holding SA (a)	24,184	462,698
Cap Gemini SA	16,500	694,724

		3,366,395

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	50,500	519,413

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp.-Class A	87,215	3,880,195
Intel Corp.	126,827	2,678,586
Marvell Technology Group Ltd. (a)	110,900	2,139,261
Micron Technology, Inc. (a)	229,500	1,666,170
NVIDIA Corp. (a)	101,300	1,377,680

Samsung Electronics Co., Ltd.	2,210	1,572,757

		13,314,649

Software - 2.1%
Aveva Group PLC	20,290	473,611
Citrix Systems, Inc. (a)	44,300	2,942,406
Microsoft Corp.	113,800	2,868,898
Nintendo Co., Ltd.	1,800	488,033
Oracle Corp.	162,700	4,399,408
SAP AG	18,500	861,690
Temenos Group AG (a)	12,760	426,270

		12,460,316

		81,245,948

Energy - 11.5%
Energy Equipment & Services - 3.5%
AMEC PLC	97,400	1,639,196
Cameron International Corp. (a)	40,300	1,938,833
Cie Generale de Geophysique-Veritas (a)	14,200	328,489
Ensco PLC (Sponsored ADR)	44,700	2,118,780
Petrofac Ltd.	97,500	2,111,636
Petroleum Geo-Services ASA (a)	27,750	336,082
Rowan Cos., Inc. (a)	12,300	370,845
Saipem SpA	20,400	849,404
Schlumberger Ltd.	135,955	10,514,760
Technip SA	10,400	804,719

		21,012,744

Oil, Gas & Consumable Fuels - 8.0%
Afren PLC (a)	513,000	1,002,174
BP PLC	284,800	1,901,036
Chevron Corp.	26,100	2,113,317
China Petroleum & Chemical Corp.-Class H	638,000	590,722
ConocoPhillips	57,600	3,465,792
Devon Energy Corp.	38,200	2,695,774
ENI SpA	40,200	808,892
EOG Resources, Inc.	32,100	2,855,295
Forest Oil Corp. (a)	35,500	1,214,810
Gazprom OAO (Sponsored ADR)	45,400	1,001,524
Hess Corp.	42,500	2,977,125
JX Holdings, Inc.	68,000	420,121
KazMunaiGas Exploration Production (GDR) (b)	13,550	260,160
LUKOIL OAO (London) (Sponsored ADR)	7,800	427,518
Marathon Oil Corp.	76,600	2,563,802
Newfield Exploration Co. (a)	33,000	2,205,390
Nexen, Inc. (New York)	69,600	1,456,032
Nexen, Inc. (Toronto)	38,412	803,376
Noble Energy, Inc.	51,900	4,216,875
Occidental Petroleum Corp.	38,025	3,352,664
OMV AG	16,500	553,718
Penn West Energy Trust	26,817	581,769
Petroleo Brasileiro SA (Sponsored ADR)	45,700	1,338,096
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	75,269	2,266,001
Southern Union Co.	14,790	349,192
Southwestern Energy Co. (a)	83,500	3,022,700
Suncor Energy, Inc. (New York)	35,000	1,176,350

Suncor Energy, Inc. (Toronto)	54,565	1,832,742

		47,452,967

		68,465,711

Industrials - 10.7%
Aerospace & Defense - 1.7%
BAE Systems PLC	163,200	839,633
Goodrich Corp.	37,100	3,182,067
Honeywell International, Inc.	50,700	2,520,297
Northrop Grumman Corp.	44,800	2,763,264
Raytheon Co.	22,400	1,036,000
Rolls-Royce Group PLC-c Shrs (a)	3,123,136	4,858

		10,346,119

Air Freight & Logistics - 1.1%
Kuehne & Nagel International AG	4,100	525,867
United Parcel Service, Inc.-Class B	83,500	5,855,855

		6,381,722

Airlines - 0.4%
Delta Air Lines, Inc. (a)	154,100	2,108,088

Building Products - 0.1%
Asahi Glass Co., Ltd.	81,000	900,651

Commercial Services & Supplies - 0.5%
Aggreko PLC	35,700	814,021
G4S PLC	105,100	389,558
Serco Group PLC	238,200	2,010,002

		3,213,581

Construction & Engineering - 0.2%
Bouygues SA	32,100	1,279,974

Electrical Equipment - 1.1%
Bharat Heavy Electricals Ltd.	4,600	221,377
Cooper Industries PLC	84,700	4,616,150
Furukawa Electric Co., Ltd.	90,000	382,803
Sumitomo Electric Industries Ltd.	51,400	671,064
Vestas Wind Systems A/S (a)	21,341	608,313

		6,499,707

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	16,665	354,971
General Electric Co.	213,100	3,373,373

		3,728,344

Machinery - 3.5%
Caterpillar, Inc.	12,700	1,074,420
Danaher Corp.	112,400	4,861,300
Deere & Co.	44,500	3,324,150
Eaton Corp.	20,800	2,005,120
Fanuc Ltd.	3,200	457,384
Flowserve Corp.	15,482	1,632,732
Illinois Tool Works, Inc.	23,870	1,136,928
Ingersoll-Rand PLC	49,800	2,041,800
Jain Irrigation Systems Ltd.	88,759	434,483
Parker Hannifin Corp.	26,700	2,142,141
SPX Corp.	11,000	722,480

Terex Corp. (a)	39,500	959,060

		20,791,998

Professional Services - 0.7%
Bureau Veritas SA	6,300	459,102
Capita Group PLC (The)	237,900	2,415,001
Experian PLC	39,300	449,535
Intertek Group PLC	15,010	423,918
Randstad Holding NV (a)	4,428	202,469

		3,950,025

Road & Rail - 0.2%
DSV A/S	20,725	407,822
East Japan Railway Co.	6,400	382,108
Firstgroup PLC	58,500	328,952

		1,118,882

Trading Companies & Distributors - 0.4%
ITOCHU Corp.	51,200	474,160
Mitsubishi Corp.	40,300	1,017,409
Mitsui & Co., Ltd.	70,100	1,093,131

		2,584,700

Transportation Infrastructure - 0.2%
China Merchants Holdings International Co., Ltd.	254,000	994,590

		63,898,381

Health Care - 9.9%
Biotechnology - 2.3%
Amgen, Inc. (a)	32,600	1,717,694
Celgene Corp. (a)	55,050	3,268,869
Gilead Sciences, Inc. (a)	180,300	6,580,950
Vertex Pharmaceuticals, Inc. (a)	56,300	1,865,219

		13,432,732

Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	58,230	9,156,667
Boston Scientific Corp. (a)	24,100	154,722
Covidien PLC	21,100	887,677

		10,199,066

Health Care Providers & Services - 0.9%
Express Scripts, Inc.-Class A (a)	57,700	3,005,593
Health Net, Inc. (a)	29,700	801,900
UnitedHealth Group, Inc.	39,400	1,438,888

		5,246,381

Pharmaceuticals - 5.0%
Allergan, Inc.	19,100	1,265,757
Aspen Pharmacare Holdings Ltd. (a)	32,729	429,760
AstraZeneca PLC	39,500	1,846,411
AstraZeneca PLC (Sponsored ADR)	55,400	2,599,922
Bayer AG	19,900	1,441,611
Johnson & Johnson	113,600	6,992,080
Merck & Co., Inc.	19,400	668,718
Novartis AG	32,330	1,721,787
Pfizer, Inc.	410,100	6,680,529

Sanofi-Aventis SA	21,938	1,329,859
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	100,350	5,021,514

		29,997,948

		58,876,127

Consumer Staples - 7.3%
Beverages - 0.9%
Anheuser-Busch InBev NV	40,198	2,197,617
Asahi Breweries Ltd.	32,900	640,326
Constellation Brands, Inc.-Class A (a)	62,000	1,277,820
PepsiCo, Inc.	17,425	1,126,178

		5,241,941

Food & Staples Retailing - 1.7%
Aeon Co., Ltd.	59,300	722,334
Costco Wholesale Corp.	26,925	1,820,399
Delhaize Group SA	15,217	1,040,515
Koninklijke Ahold NV	17,800	215,227
Kroger Co. (The)	41,700	982,035
Olam International Ltd.	440,000	1,015,375
Safeway, Inc.	88,800	2,041,512
Tesco PLC	333,773	2,153,574

		9,990,971

Food Products - 1.5%
Archer-Daniels-Midland Co.	53,200	1,542,268
Bunge Ltd.	36,600	2,226,012
Chaoda Modern Agriculture Holdings Ltd.	224,000	180,671
China Green Holdings Ltd.	180,000	181,896
ConAgra Foods, Inc.	33,300	715,284
Sara Lee Corp.	114,700	1,720,500
Smithfield Foods, Inc. (a)	86,600	1,525,026
Tyson Foods, Inc.-Class A	37,400	592,042

		8,683,699

Household Products - 1.4%
Kimberly-Clark Corp.	29,000	1,794,810
Procter & Gamble Co. (The)	63,295	3,865,426
Reckitt Benckiser Group PLC	52,838	2,800,701

		8,460,937

Tobacco - 1.8%
Altria Group, Inc.	101,600	2,438,400
British American Tobacco PLC	69,095	2,508,424
Imperial Tobacco Group PLC	113,300	3,326,854
Japan Tobacco, Inc.	777	2,641,801

		10,915,479

		43,293,027

Materials - 6.8%
Chemicals - 3.3%
Agrium, Inc. (New York)	18,800	1,508,324
Agrium, Inc. (Toronto)	9,900	793,215
CF Industries Holdings, Inc.	10,800	1,304,316
Clariant AG (a)	7,900	142,545
DIC Corp.	111,000	219,778
Dow Chemical Co. (The)	164,500	5,129,110

EI du Pont de Nemours & Co.	35,300	1,658,747
Huabao International Holdings Ltd.	242,000	382,613
Incitec Pivot Ltd.	92,100	329,195
Israel Chemicals Ltd.	177,200	2,556,422
K&S AG	41,000	2,729,896
Koninklijke DSM NV	7,700	375,615
Monsanto Co.	31,206	1,869,863
Potash Corp. of Saskatchewan, Inc.	3,900	560,625

		19,560,264

Construction Materials - 0.2%
CRH PLC (London)	80,390	1,398,538

Metals & Mining - 3.3%
Agnico-Eagle Mines Ltd.	14,900	1,202,579
Alcoa, Inc.	70,300	922,336
BHP Billiton Ltd.	5,800	238,455
BHP Billiton PLC	39,116	1,389,935
Cliffs Natural Resources, Inc.	18,300	1,250,622
Dowa Holdings Co., Ltd.	36,000	213,152
Freeport-McMoRan Copper & Gold, Inc.	24,825	2,515,269
JFE Holdings, Inc.	26,400	837,144
Lundin Mining Corp. (a)	90,800	584,665
Mitsubishi Materials Corp. (a)	178,000	549,674
Rio Tinto PLC	60,700	3,869,826
Tata Steel Ltd.	30,200	384,930
ThyssenKrupp AG	21,300	810,214
Vale SA (Sponsored ADR) (Local Preference Shares)	58,900	1,672,171
Vale SA (Sponsored ADR)-Class B	28,100	890,208
Xstrata PLC	123,490	2,479,251

		19,810,431

		40,769,233

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	206,100	5,727,519
CenturyLink, Inc.	37,600	1,616,424
France Telecom SA	38,800	786,857
Nippon Telegraph & Telephone Corp.	24,500	1,110,675
Telecom Corp. of New Zealand Ltd.	141,136	226,340
Telecom Italia SpA (ordinary shares)	815,200	1,003,149
Telecom Italia SpA (savings shares)	228,800	239,137
Verizon Communications, Inc.	62,100	1,987,821

		12,697,922

Wireless Telecommunication Services - 1.0%
KDDI Corp.	105	599,104
Sprint Nextel Corp. (a)	310,800	1,174,824
Vodafone Group PLC	751,400	1,874,668
Vodafone Group PLC (Sponsored ADR)	79,100	1,982,246

		5,630,842

		18,328,764

Utilities - 2.5%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	27,800	989,680
E.ON AG	45,200	1,293,938
EDF SA	15,800	657,860

Edison International	40,300	1,488,682
NV Energy, Inc.	83,700	1,145,853
Pepco Holdings, Inc.	60,200	1,104,670
Tokyo Electric Power Co., Inc. (The)	37,900	883,215

		7,563,898

Gas Utilities - 0.3%
Tokyo Gas Co., Ltd.	139,000	606,203
UGI Corp.	36,100	1,071,087

		1,677,290

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	54,700	1,551,292

Multi-Utilities - 0.7%
Ameren Corp.	13,200	379,104
CenterPoint Energy, Inc.	79,800	1,247,274
CMS Energy Corp.	63,700	1,144,689
NiSource, Inc.	82,600	1,381,898

		4,152,965

		14,945,445

Total Common Stocks (cost $502,052,704)		580,539,272

RIGHTS - 0.0%
Financials - 0.0%
Bank of China Ltd. (a) (cost $0)	89,400	16,118

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (c) (cost $9,915,150)	9,915,150	9,915,150

Total Investments - 99.2% (cost $511,967,854) (d)		590,470,540
Other assets less liabilities - 0.8% (e)		4,724,655

Net Assets - 100.0%		$595,195,195

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	4	December 2010	$147,459	$137,749	$(9,710)
FTSE 100 Index Futures	2	December 2010	178,102	172,483	(5,619)
Topix Index Futures	3	December 2010	307,195	307,564	369

					$(14,960)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Australian Dollar settling 2/15/11	1,760	$1,762,200	$1,671,317	$(90,883)
Swedish Krona settling 2/15/11	18,311	2,738,913	2,597,416	(141,497)
Swiss Franc settling 2/15/11	2,360	2,454,218	2,354,599	(99,619)
BNP Paribas SA:
Australian Dollar settling 2/15/11	1,763	1,757,411	1,674,166	(83,245)
Australian Dollar settling 2/15/11	5,020	4,899,018	4,767,053	(131,965)
CIitibank NA:
Euro settling 2/15/11	356	493,273	461,966	(31,307)
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	247,735	3,054,987	2,963,405	(91,582)
Deutsche Bank AG London:
Euro settling 2/15/11	569	763,180	738,367	(24,813)
Euro settling 2/15/11	3,826	5,311,636	4,964,839	(346,797)
Pound Sterling settling 2/15/11	792	1,267,416	1,231,325	(36,091)
Royal Bank of Scotland PLC:
Euro settling 2/15/11	454	620,282	589,137	(31,145)
Japanese Yen settling 2/15/11	307,796	3,830,738	3,681,854	(148,884)
UBS AG:
Euro settling 2/15/11	4,867	6,788,978	6,315,700	(473,278)
Swiss Franc settling 2/15/11	1,511	1,547,435	1,507,542	(39,893)
Swiss Franc settling 2/15/11	2,976	3,017,674	2,969,189	(48,485)
Westpac Banking Corp.:
Australian Dollar settling 2/15/11	642	624,027	609,651	(14,376)
Australian Dollar settling 2/15/11	668	649,299	634,341	(14,958)
Australian Dollar settling 2/15/11	2,417	2,351,028	2,295,213	(55,815)
Japanese Yen settling 2/15/11	83,647	1,009,340	1,000,585	(8,755)
Sale Contracts:
Bank of America NA:
Hong Kong Dollar settling 2/15/11	5,651	728,741	728,143	598
BNP Paribas SA:
British Pound settling 2/15/11	278	448,120	432,208	15,912
Canadian Dollar settling 2/15/11	3,330	3,313,598	3,238,906	74,692
CIitibank NA:
British Pound settling 2/15/11	428	687,141	665,413	21,728
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	115,490	1,424,313	1,381,491	42,822
Japanese Yen settling 2/15/11	130,871	1,593,132	1,565,479	27,653
Deutsche Bank AG London:
British Pound settling 2/15/11	7,170	11,553,587	11,147,228	406,359
British Pound settling 2/15/11	2,973	4,736,346	4,622,135	114,211
British Pound settling 2/15/11	792	1,261,751	1,231,326	30,425
Goldman Sachs International:
British Pound settling 2/15/11	604	964,062	939,041	25,021
Canadian Dollar settling 2/15/11	610	595,755	593,313	2,442
Swedish Krona settling 2/15/11	3,148	449,110	446,544	2,566
HSBC BankUSA:
Hong Kong Dollar settling 2/15/11	57,709	7,449,783	7,435,924	13,859
Royal Bank of Scotland PLC:
Canadian Dollar settling 2/15/11	1,524	1,517,244	1,482,310	34,934
Canadian Dollar settling 2/15/11	506	495,049	492,158	2,891
UBS AG:
Euro settling 2/15/11	1,417	1,972,691	1,838,781	133,910
Hong Kong Dollar settling 2/15/11	7,553	975,199	973,220	1,979
Japanese Yen settling 2/15/11	62,075	744,573	742,541	2,032
Swiss Franc settling 2/15/11	2,976	3,087,778	2,969,189	118,589

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the market value of this security amounted to $260,160 or 0.0% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,844,710 and gross unrealized depreciation of investments was $(13,342,024), resulting in net unrealized appreciation of $78,502,686.
(e)	An amount of U.S. $29,558 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$61,989,624	$33,397,264	$—	$95,386,888
Consumer Discretionary	70,486,461	24,843,287	—	95,329,748
Information Technology	70,915,370	10,330,578	—	81,245,948
Energy	53,424,479	15,041,232	—	68,465,711
Industrials	45,355,225	18,538,298	4,858	63,898,381
Health Care	52,106,699	6,769,428	—	58,876,127
Consumer Staples	23,667,712	19,625,315	—	43,293,027
Materials	21,862,050	18,907,183	—	40,769,233
Telecommunication Services	12,488,834	5,839,930	—	18,328,764
Utilities	11,504,229	3,441,216	—	14,945,445
Rights	—	—	16,118	16,118
Short-Term Investments	9,915,150	—	—	9,915,150

Total Investments in Securities	433,715,833	156,733,731	20,976	590,470,540
Other Financial Instruments* :
Assets
Futures Contracts	369	—	—	369
Forward Currency Exchange Contracts	—	1,072,623	—	1,072,623
Liabilities
Futures Contracts	(15,329)	—	—	(15,329)
Forward Currency Exchange Contracts	—	(1,913,388)	—	(1,913,388)

Total	$433,700,873	$155,892,966	$20,976	$589,614,815

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Industrials	Rights	Total
Balance as of 8/31/10	$—	$—	$—
Accrued discounts /premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(89)	16,118	16,029
Net purchases (sales)	4,947	—	4,947
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$4,858	$16,118	$20,976

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$(89)	$16,118	$16,029

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.5% Long-Term Municipal Bonds - 51.3%
Alabama - 7.7%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,380,027
NPFGC-RE
5.00%, 12/01/21	1,700	1,822,383
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,142,941
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/38 (Pre-refunded/ETM)	2,710	2,899,293
5.125%, 2/01/42 (Pre-refunded/ETM)	1,650	1,768,652
5.25%, 2/01/24 (Pre-refunded/ETM)	3,200	3,436,672
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,100	1,173,051

		17,623,019

Arizona - 0.8%
Arizona Hlth Fac Auth
(Phoenix Children’s Hospital)
1.30%, 2/01/42 (a)	785	727,562
Gilbert AZ Wtr Res Mun Corp.
(Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	700	706,685
Pima Cnty AZ IDA
(Horizon Learning Ctr)
4.45%, 6/01/14	50	48,598
Pima Cnty AZ IDA
(Global Water Resources)
5.45%, 12/01/17	400	386,252

		1,869,097

California - 6.0%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,173,395
California Econ Recovery
(California Econ Rec Spl Tax)
Series A
5.00%, 7/01/20	2,450	2,710,656
5.25%, 7/01/12	1,000	1,066,680
California GO
5.00%, 3/01/16	2,225	2,480,519
Los Angeles CA Dept Arpts
(Los Angeles Intl Airport)
5.00%, 5/15/23	1,850	1,968,881
San Bernardino Cnty CA Trnsp Auth
(San Bernardino Cnty CA Trnsp Sales Tax)
Series 2009-A
5.00%, 5/01/12	2,525	2,664,683
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B

6.30%, 4/21/11 (a)	500	510,065

		13,574,879

Colorado - 0.6%
Mesa Cnty Co. Vly SD #51 GO
NPFGC
5.00%, 12/01/23	1,000	1,093,280
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (b)	710	248,500
Todd Creek Farms Met Dist #1 Co.
5.60%, 12/01/14 (b)	260	117,000

		1,458,780

District of Columbia - 0.6%
District of Columbia GO
AMBAC Series 2007
5.25%, 6/01/18	1,200	1,393,992

Florida - 4.2%
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/15-3/01/16	4,000	4,230,150
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,100	1,164,592
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	40	39,926
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b) (c)	105	42,000
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (c)	100	86,000
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	255	233,238
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35	15	14,583
Series 2010A-2
6.125%, 5/01/35 (d)	35	23,995
Series 2010B
5.125%, 5/01/17 (d)	75	59,950
Series 4B
5.125%, 5/01/09	25	0
Palm Beach Cnty FL Sch Brd COP
NPFGC-RE
5.00%, 8/01/13	1,030	1,123,400
Parkway Center CDD FL
Series B
5.625%, 5/01/14	140	113,721
Paseo CDD FL
5.00%, 2/01/11 (b) (c)	405	97,200
Series B
4.875%, 5/01/10 (c)	425	85,000

Sarasota Cnty FL Sch Brd COP
5.00%, 7/01/22	1,165	1,235,949
Verano CDD FL
Series B
5.00%, 11/01/13	665	497,174
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	130	109,543
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	293,153

		9,449,574

Guam - 0.1%
Guam Wtrworks Auth COP
(Guam Govt Wtrwks)
Series 05
5.00%, 7/01/13	225	232,681

Illinois - 4.4%
Cook Cnty IL GO
5.00%, 11/15/25	3,755	3,953,452
Hodgkins IL Tax Increment
5.00%, 1/01/11	1,000	1,001,960
Illinois GO
AMBAC Series B
5.00%, 3/01/14	2,950	3,177,386
NPFGC-RE
5.00%, 4/01/15	1,545	1,682,567
Pingree Grove SSA #1 IL
(Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	94,146

		9,909,511

Indiana - 0.9%
Indiana Bond Bank Gas
(JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	2,046,218

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt
(Wyandotte Cnty/Kansas City KS Sales Tax)
Series B
4.75%, 12/01/16	200	200,000

Louisiana - 2.4%
Louisiana GO
NPFGC Series A
5.25%, 8/01/16	3,830	4,429,280
Morehouse Parish LA PCR
(International Paper Company)
Series A
5.25%, 11/15/13	1,000	1,072,120

		5,501,400

Minnesota - 0.1%
St. Paul MN Hsg & Redev Auth
(Healtheast)

5.15%, 11/15/20	310	292,234

Nevada - 0.1%
Henderson NV LID # T-16
(Henderson NV LID # T-16 Falls)
4.75%, 3/01/13(b)	35	20,114
Las Vegas NV SID #607
(Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	245	244,963

		265,077

New Jersey - 2.6%
New Jersey Trnsp Trust Fd Auth
(New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	1,775	1,979,161
NPFGC-RE Series 2006A
5.00%, 6/15/12	3,775	4,025,131

		6,004,292

New York - 2.8%
New York NY GO
Series 04G
5.00%, 8/01/12	1,315	1,405,038
Series E
5.00%, 8/01/15	2,625	2,982,525
Series H
5.00%, 8/01/11	1,645	1,694,350
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	295	295,894

		6,377,807

North Carolina - 0.4%
North Carolina Eastern Mun Pwr Agy
Series A
5.00%, 1/01/15	785	866,067

Ohio - 1.8%
American Mun Pwr OH
(Goldman Sachs Group, Inc.)
5.00%, 2/01/12	1,000	1,040,940
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	1,000	1,093,230
Columbiana Cnty Port Auth OH
(Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	245	217,641
Ohio Wtr Dev Auth
(Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	1,620	1,738,438

		4,090,249

Pennsylvania - 1.5%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series A

5.00%, 11/15/13	925	913,030
Allegheny Cnty PA Redev Auth
(Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	185	183,326
Philadelphia PA GO
XLCA
5.00%, 2/15/11	2,000	2,011,380
Philadelphia PA IDA
(Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	255	236,829

		3,344,565

Puerto Rico - 3.8%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	2,300	2,583,705
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
5.75%, 7/01/14	2,820	3,089,169
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,750	2,941,207

		8,614,081

South Carolina - 1.2%
South Carolina Pub Svc Auth
AGM
5.00%, 1/01/14	2,450	2,724,963

Texas - 9.2%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	6,915	7,663,687
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	2,815	3,026,772
Houston TX GO
NPFGC
5.00%, 3/01/15	3,300	3,758,568
Houston TX Util Sys
AMBAC
5.00%, 5/15/34	1,505	1,532,978
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,238,313
Texas PFA
(Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/16	1,640	1,831,896

		21,052,214

Total Long-Term Municipal Bonds (cost $114,167,760)		116,890,700

SHORT-TERM MUNICIPAL NOTES - 1.2%
Mississippi - 1.2%
Mississippi Business Finance Corp
(Chevron USA, Inc.)

Series 2009g
0.25%, 12/01/30 (e) (cost $2,680,000)	2,680	2,680,000

Total Municipal Obligations (cost $116,847,760)		119,570,700

	Shares
COMMON STOCKS - 45.1%
Financials - 7.6%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	4,200	217,728
Blackstone Group LP (f)	37,175	475,840
Credit Suisse Group AG	3,859	142,683
Deutsche Bank AG	950	44,984
Goldman Sachs Group, Inc. (The)	13,625	2,127,408
Man Group PLC	47,382	195,069
Morgan Stanley	18,200	445,172

		3,648,884

Commercial Banks - 2.0%
Banco do Brasil SA	7,400	141,992
Banco Santander SA	171	1,630
Bank of Baroda	2,500	51,293
Barclays PLC	45,400	182,405
BB&T Corp.	15,300	354,960
BNP Paribas	3,274	193,656
Comerica, Inc.	6,600	240,834
Danske Bank A/S (f)	6,700	166,185
Fifth Third Bancorp	27,500	328,625
Hana Financial Group, Inc.	4,800	157,260
Itau Unibanco Holding SA (ADR)	3,400	79,322
KB Financial Group, Inc.	3,388	158,449
National Australia Bank Ltd.	13,500	302,735
National Bank of Canada	1,600	105,737
Regions Financial Corp.	6,900	37,122
Societe Generale	2,840	131,316
Standard Chartered PLC	12,668	341,249
Sumitomo Mitsui Financial Group, Inc.	5,000	153,544
Turkiye Garanti Bankasi AS	8,900	49,462
UniCredit SpA	93,725	181,163
Wells Fargo & Co.	47,300	1,287,033

		4,645,972

Consumer Finance - 0.2%
Capital One Financial Corp.	7,900	294,117
ORIX Corp.	1,820	155,234

		449,351

Diversified Financial Services - 2.0%
Bank of America Corp.	13,700	150,015
BM&F Bovespa SA	10,800	82,200
Citigroup, Inc. (f)	64,400	270,480
CME Group, Inc.-Class A	1,930	555,956
Hong Kong Exchanges and Clearing Ltd.	3,500	79,578
IG Group Holdings PLC	18,691	143,012

JPMorgan Chase & Co.	86,675	3,239,911

		4,521,152

Insurance - 1.1%
Admiral Group PLC	15,559	370,501
AIA Group Ltd. (f)	54,200	156,351
Allianz SE	2,500	273,741
Allstate Corp. (The)	4,800	139,728
Aviva PLC	27,600	152,257
Berkshire Hathaway, Inc. (f)	4,000	318,720
Chubb Corp.	3,600	205,236
Muenchener Rueckversicherungs AG (MunichRe)	600	83,225
Old Mutual PLC	60,887	112,205
Prudential PLC	25,000	221,214
Travelers Cos., Inc. (The)	9,800	529,102

		2,562,280

Real Estate Management & Development - 0.6%
CapitaLand Ltd.	106,000	289,645
CapitaMalls Asia Ltd.	53,000	79,020
China Overseas Land & Investment Ltd.	72,000	137,708
Evergrande Real Estate Group Ltd.	89,000	44,024
Hang Lung Group Ltd.	21,200	135,911
Hang Lung Properties Ltd.	102,000	471,613
Mitsui Fudosan Co., Ltd.	9,000	159,066
New World Development Ltd.	51,682	101,727

		1,418,714

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	11,100	165,883

		17,412,236

Consumer Discretionary - 7.6%
Auto Components - 0.6%
Johnson Controls, Inc.	19,400	706,936
Lear Corp. (f)	2,900	254,533
NGK Spark Plug Co., Ltd.	8,000	114,928
Sumitomo Rubber Industries Ltd.	4,200	42,586
TRW Automotive Holdings Corp. (f)	5,200	246,948

		1,365,931

Automobiles - 0.7%
Ford Motor Co. (f)	58,000	924,520
General Motors Co. (f)	5,153	176,233
Nissan Motor Co., Ltd.	23,400	218,858
Renault SA (f)	2,700	141,401
Toyota Motor Corp.	5,600	217,072

		1,678,084

Distributors - 0.3%
Li & Fung Ltd.	104,000	647,133

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	8,900	367,659
Royal Caribbean Cruises Ltd. (f)	8,500	342,125
Shangri-La Asia Ltd.	68,000	170,495
Starbucks Corp.	19,375	592,875
Thomas Cook Group PLC	20,800	60,361

TUI Travel PLC	23,300	76,397

		1,609,912

Household Durables - 0.5%
Garmin Ltd.	9,900	286,704
NVR, Inc. (f)	500	309,990
Sharp Corp.	18,000	172,540
Sony Corp.	4,500	159,531
Stanley Black & Decker, Inc.	2,200	130,966

		1,059,731

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (f)	2,625	460,425
NetFlix, Inc. (f)	650	133,835
Rakuten, Inc.	10	7,656

		601,916

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	4,300	41,412

Media - 2.0%
Cablevision Systems Corp.	9,800	310,366
Comcast Corp.-Class A	42,075	841,500
DIRECTV (f)	5,300	220,109
Gannett Co., Inc.	8,900	116,679
Jupiter Telecommunications Co., Ltd.	109	110,839
Lagardere SCA	3,500	129,153
News Corp.-Class A	69,300	945,252
Publicis Groupe SA	2,531	113,075
Time Warner Cable, Inc.-Class A	8,800	541,552
Time Warner, Inc.	12,400	365,676
Vivendi SA	8,960	218,167
Walt Disney Co. (The)	17,975	656,267

		4,568,635

Multiline Retail - 0.8%
Don Quijote Co., Ltd.	2,300	66,275
Kohl’s Corp. (f)	22,000	1,241,240
Macy’s, Inc.	9,100	233,688
Marks & Spencer Group PLC	13,500	78,354
PPR	500	79,423
Target Corp.	1,825	103,915

		1,802,895

Specialty Retail - 1.6%
Esprit Holdings Ltd.	24,400	116,818
Fast Retailing Co., Ltd.	1,000	157,519
Foot Locker, Inc.	14,500	273,615
Gap, Inc. (The)	11,200	239,232
Hennes & Mauritz AB-Class B	14,500	490,513
Inditex SA	4,500	339,412
Limited Brands, Inc.	13,400	451,178
Lowe’s Cos., Inc.	30,500	692,350
Office Depot, Inc. (f)	40,000	174,000
Ross Stores, Inc.	4,300	278,984
TJX Cos., Inc.	4,600	209,806
Yamada Denki Co., Ltd.	3,050	193,767

		3,617,194

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	5,560	299,891
Yue Yuen Industrial Holdings Ltd.	25,500	91,658

		391,549

		17,384,392

Information Technology - 5.8%
Communications Equipment - 0.5%
Cisco Systems, Inc. (f)	48,050	920,638
JDS Uniphase Corp. (f)	3,000	35,610
Motorola, Inc. (f)	15,500	118,730

		1,074,978

Computers & Peripherals - 2.2%
Apple, Inc. (f)	8,415	2,618,327
Dell, Inc. (f)	45,600	602,832
EMC Corp. (f)	43,775	940,725
Hewlett-Packard Co.	10,400	436,072
Logitech International SA (f)	12,740	244,392
Toshiba Corp.	36,000	187,020

		5,029,368

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp. (f)	71,070	70,726
Tyco Electronics Ltd.	12,900	392,418

		463,144

Internet Software & Services - 0.9%
Google, Inc.-Class A (f)	3,280	1,822,729
Telecity Group PLC (f)	2,011	14,638
Yahoo! Japan Corp.	667	239,187

		2,076,554

IT Services - 0.3%
Accenture PLC	8,740	378,617
Amadeus IT Holding SA (f)	4,485	85,809
Cap Gemini SA	3,400	143,155

		607,581

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	9,000	92,569

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp.-Class A	16,221	721,672
Intel Corp.	9,668	204,188
Marvell Technology Group Ltd. (f)	19,100	368,439
NVIDIA Corp. (f)	17,500	238,000
Samsung Electronics Co., Ltd.	440	313,128

		1,845,427

Software - 0.9%
Aveva Group PLC	3,610	84,265
Citrix Systems, Inc. (f)	7,650	508,113
Microsoft Corp.	16,600	418,486
Nintendo Co., Ltd.	300	81,339
Oracle Corp.	28,200	762,528

SAP AG	1,700	79,182
Temenos Group AG (f)	2,270	75,833

		2,009,746

		13,199,367

Energy - 5.4%
Energy Equipment & Services - 1.6%
AMEC PLC	17,200	289,468
Cameron International Corp. (f)	6,925	333,162
Ensco PLC (Sponsored ADR)	8,700	412,380
Petrofac Ltd.	17,100	370,348
Petroleum Geo-Services ASA (f)	6,200	75,089
Rowan Cos., Inc. (f)	1,300	39,195
Saipem SpA	3,600	149,895
Schlumberger Ltd.	23,525	1,819,423
Technip SA	1,836	142,064

		3,631,024

Oil, Gas & Consumable Fuels - 3.8%
Afren PLC (f)	91,000	177,774
BP PLC	52,800	352,439
Chevron Corp.	5,300	429,141
ConocoPhillips	11,700	703,989
Devon Energy Corp.	7,700	543,389
ENI SpA	8,200	164,998
EOG Resources, Inc.	5,700	507,015
Forest Oil Corp. (f)	7,100	242,962
Gazprom OAO (Sponsored ADR)	9,400	207,364
Hess Corp.	7,400	518,370
JX Holdings, Inc.	10,200	63,018
KazMunaiGas Exploration Production (GDR) (g)	3,450	66,240
LUKOIL OAO (London) (Sponsored ADR)	2,200	120,582
Marathon Oil Corp.	15,400	515,438
Newfield Exploration Co. (f)	6,400	427,712
Nexen, Inc.	13,500	282,420
Nexen, Inc. (Toronto)	8,794	183,924
Noble Energy, Inc.	9,020	732,875
Occidental Petroleum Corp.	5,475	482,731
OMV AG	1,600	53,694
Penn West Energy Trust	6,119	132,746
Petroleo Brasileiro SA (Sponsored ADR)	7,550	221,064
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	14,469	435,594
Southwestern Energy Co. (f)	14,675	531,235
Suncor Energy, Inc. (New York)	5,500	184,855
Suncor Energy, Inc. (Toronto)	9,204	309,146

		8,590,715

		12,221,739

Industrials - 5.0%
Aerospace & Defense - 0.8%
BAE Systems PLC	36,900	189,844
Goodrich Corp.	6,225	533,918
Honeywell International, Inc.	9,000	447,390
Northrop Grumman Corp.	8,000	493,440
Raytheon Co.	3,200	148,000

		1,812,592

Air Freight & Logistics - 0.5%
Kuehne & Nagel International AG	700	89,782
United Parcel Service, Inc.-Class B	14,415	1,010,924

		1,100,706

Airlines - 0.1%
Delta Air Lines, Inc. (f)	24,300	332,424

Building Products - 0.1%
Asahi Glass Co., Ltd.	14,000	155,668

Commercial Services & Supplies - 0.2%
Aggreko PLC	6,300	143,651
G4S PLC	18,600	68,942
Serco Group PLC	42,227	356,324

		568,917

Construction & Engineering - 0.1%
Bouygues SA	4,900	195,385

Electrical Equipment - 0.5%
Bharat Heavy Electricals Ltd.	800	38,500
Cooper Industries PLC	14,400	784,800
Sumitomo Electric Industries Ltd.	9,500	124,030
Vestas Wind Systems A/S (f)	3,800	108,317

		1,055,647

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	4,545	96,810
General Electric Co.	43,500	688,605
Textron, Inc.	14,500	324,220

		1,109,635

Machinery - 1.5%
Caterpillar, Inc.	2,400	203,040
Danaher Corp.	19,450	841,212
Deere & Co.	7,550	563,985
Fanuc Ltd.	600	85,760
Flowserve Corp.	2,664	280,945
Illinois Tool Works, Inc.	4,720	224,814
Ingersoll-Rand PLC	10,100	414,100
Jain Irrigation Systems Ltd.	16,000	78,321
Parker Hannifin Corp.	5,300	425,219
SPX Corp.	2,400	157,632
Terex Corp. (f)	9,000	218,520

		3,493,548

Professional Services - 0.3%
Bureau Veritas SA	1,200	87,448
Capita Group PLC (The)	41,700	423,310
Experian PLC	7,000	80,070
Intertek Group PLC	2,670	75,407
Randstad Holding NV (f)	800	36,580

		702,815

Road & Rail - 0.1%
DSV A/S	3,750	73,792
East Japan Railway Co.	1,500	89,557

Firstgroup PLC	12,300	69,164

		232,513

Trading Companies & Distributors - 0.2%
ITOCHU Corp.	7,500	69,457
Mitsubishi Corp.	7,300	184,295
Mitsui & Co., Ltd.	12,200	190,245

		443,997

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	44,000	172,291

		11,376,138

Health Care - 4.7%
Biotechnology - 1.1%
Amgen, Inc. (f)	6,600	347,754
Celgene Corp. (f)	9,225	547,781
Gilead Sciences, Inc. (f)	32,690	1,193,185
Vertex Pharmaceuticals, Inc. (f)	9,725	322,189

		2,410,909

Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	10,185	1,601,591
Boston Scientific Corp. (f)	7,600	48,792
Covidien PLC	1,500	63,105

		1,713,488

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.	4,700	167,226
Express Scripts, Inc.-Class A (f)	9,910	516,212
Health Net, Inc. (f)	5,800	156,600
UnitedHealth Group, Inc.	7,700	281,204

		1,121,242

Pharmaceuticals - 2.4%
Allergan, Inc.	3,300	218,691
Aspen Pharmacare Holdings Ltd. (f)	5,804	76,212
AstraZeneca PLC	7,400	345,910
AstraZeneca PLC (Sponsored ADR)	7,800	366,054
Bayer AG	2,900	210,084
Johnson & Johnson	22,200	1,366,410
Merck & Co., Inc.	3,200	110,304
Novartis AG	5,460	290,781
Pfizer, Inc.	81,300	1,324,377
Sanofi-Aventis SA	3,561	215,864
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	17,160	858,686

		5,383,373

		10,629,012

Consumer Staples - 3.4%
Beverages - 0.4%
Anheuser-Busch InBev NV	6,211	339,554
Asahi Breweries Ltd.	3,600	70,066
Constellation Brands, Inc.-Class A (f)	14,200	292,662

PepsiCo, Inc.	2,735	176,763

		879,045

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	8,100	98,666
Costco Wholesale Corp.	4,715	318,781
Delhaize Group SA	2,200	150,433
Olam International Ltd.	80,000	184,613
Safeway, Inc.	17,500	402,325
Tesco PLC	58,945	380,326

		1,535,144

Food Products - 0.8%
Archer-Daniels-Midland Co.	10,300	298,597
Bunge Ltd.	7,400	450,068
Chaoda Modern Agriculture Holdings Ltd.	32,000	25,811
China Green Holdings Ltd.	45,000	45,474
ConAgra Foods, Inc.	6,800	146,064
Premier Foods PLC (f)	82,400	20,834
Sara Lee Corp.	22,400	336,000
Smithfield Foods, Inc. (f)	11,300	198,993
Tyson Foods, Inc.-Class A	21,900	346,677

		1,868,518

Household Products - 0.7%
Kimberly-Clark Corp.	5,200	321,828
Procter & Gamble Co. (The)	11,200	683,984
Reckitt Benckiser Group PLC	9,241	489,823

		1,495,635

Tobacco - 0.8%
Altria Group, Inc.	17,300	415,200
British American Tobacco PLC	10,236	371,608
Imperial Tobacco Group PLC	20,450	600,478
Japan Tobacco, Inc.	147	499,800

		1,887,086

		7,665,428

Materials - 3.2%
Chemicals - 1.5%
Agrium, Inc. (New York)	3,100	248,713
Agrium, Inc. (Toronto)	700	56,086
Arkema SA	1,700	101,359
CF Industries Holdings, Inc.	2,100	253,617
Clariant AG (f)	3,100	55,935
Dow Chemical Co. (The)	28,300	882,394
EI du Pont de Nemours & Co.	5,600	263,144
Huabao International Holdings Ltd.	40,000	63,242
Incitec Pivot Ltd.	18,600	66,482
Israel Chemicals Ltd.	31,200	450,115
K&S AG	7,180	478,065
Koninklijke DSM NV	1,390	67,806
Monsanto Co.	5,501	329,620
Potash Corp. of Saskatchewan, Inc.	700	100,625

		3,417,203

Construction Materials - 0.1%
CRH PLC (London)	14,310	248,950

Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd.	2,620	211,460
Alcoa, Inc.	13,000	170,560
BHP Billiton Ltd.	2,100	86,337
BHP Billiton PLC	6,965	247,492
Cliffs Natural Resources, Inc.	4,900	334,866
Dowa Holdings Co., Ltd.	8,000	47,367
Eurasian Natural Resources Corp. PLC	3,800	51,926
Freeport-McMoRan Copper & Gold, Inc.	4,550	461,006
JFE Holdings, Inc.	5,100	161,721
Lundin Mining Corp. (f)	9,600	61,815
Rio Tinto PLC	10,056	641,103
Tata Steel Ltd.	5,900	75,202
ThyssenKrupp AG	4,100	155,957
Vale SA (Sponsored ADR) (Local Preference Shares)	10,800	306,612
Vale SA (Sponsored ADR)-Class B	5,400	171,072
Xstrata PLC	21,340	428,433

		3,612,929

		7,279,082

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	34,300	953,197
CenturyLink, Inc.	7,300	313,827
France Telecom SA	7,600	154,127
Nippon Telegraph & Telephone Corp.	4,500	204,002
Telecom Italia SpA (ordinary shares)	106,200	130,685
Telecom Italia SpA (savings shares)	100,500	105,040
Verizon Communications, Inc.	10,100	323,301

		2,184,179

Wireless Telecommunication Services - 0.4%
KDDI Corp.	26	148,349
Vodafone Group PLC	149,387	372,706
Vodafone Group PLC (Sponsored ADR)	15,600	390,936

		911,991

		3,096,170

Utilities - 1.1%
Electric Utilities - 0.5%
E.ON AG	8,700	249,055
EDF SA	3,400	141,565
Edison International	11,700	432,198
Pepco Holdings, Inc.	7,300	133,955
Tokyo Electric Power Co., Inc. (The)	7,600	177,109

		1,133,882

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	13,000	56,695
UGI Corp.	7,600	225,492

		282,187

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	10,700	303,452

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	15,600	243,828
CMS Energy Corp.	12,400	222,828

NiSource, Inc.	21,800	364,714

		831,370

		2,550,891

Total Common Stocks (cost $85,438,889)		102,814,455

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc.-
Government STIF Portfolio, 0.17% (h)
(cost $4,026,028)	4,026,028	4,026,028

Total Investments - 99.4% (cost $206,312,677) (i)		226,411,183
Other assets less liabilities - 0.6%		1,283,244

Net Assets - 100.0%		$227,694,427

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Australian Dollar settling 2/15/11	389	$389,486	$369,399	$(20,087)
Swedish Krona settling 2/15/11	3,567	533,543	505,979	(27,564)
Swiss Franc settling 2/15/11	513	533,480	511,826	(21,654)
BNP Paribas SA:
Australian Dollar settling 2/15/11	344	342,910	326,667	(16,243)
Australian Dollar settling 2/15/11	933	910,515	885,988	(24,527)
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	47,030	579,959	562,573	(17,386)
Deutsche Bank AG London:
Euro settling 2/15/11	714	991,246	926,528	(64,718)
Goldman Sachs International:
British Pound settling 2/15/11	232	366,298	360,691	(5,607)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/11	65,243	811,995	780,436	(31,559)
State Street Bank and Trust Company:
Australian Dollar settling 2/15/11	107	104,067	101,608	(2,459)
Australian Dollar settling 2/15/11	127	123,519	120,601	(2,918)
Australian Dollar settling 2/15/11	154	152,164	146,240	(5,924)
British Pound settling 2/15/11	124	198,563	192,783	(5,780)
Canadian Dollar settling 2/15/11	52	50,734	50,578	(156)
Canadian Dollar settling 2/15/11	42	41,363	40,851	(512)
Euro settling 2/15/11	62	83,713	80,455	(3,258)
Euro settling 2/15/11	65	90,377	84,348	(6,029)
Euro settling 2/15/11	95	129,630	123,277	(6,353)
Euro settling 2/15/11	142	193,990	184,267	(9,723)
Hong Kong Dollar settling 2/15/11	479	61,777	61,720	(57)
Japanese Yen settling 2/15/11	16,826	201,729	201,273	(456)
Norwegian Krone settling 2/15/11	347	59,440	55,657	(3,783)
UBS AG:
Euro settling 2/15/11	938	1,308,416	1,217,203	(91,213)

Swiss Franc settling 2/15/11	326	333,044	325,254	(7,790)
Swiss Franc settling 2/15/11	553	560,744	551,734	(9,010)
Westpac Banking Corporation:
Australian Dollar settling 2/15/11	322	313,211	305,775	(7,436)
Sale Contracts:
BNP Paribas SA:
Canadian Dollar settling 2/15/11	659	655,754	640,973	14,781
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	45,167	549,831	540,287	9,544
Deutsche Bank AG London:
British Pound settling 2/15/11	1,410	2,272,045	2,192,133	79,912
British Pound settling 2/15/11	586	933,568	911,056	22,512
Goldman Sachs International:
Euro settling 2/15/11	203	271,742	263,425	8,317
HSBC BankUSA:
Hong Kong Dollar settling 2/15/11	11,505	1,485,206	1,482,443	2,763
Royal Bank of Scotland PLC:
Canadian Dollar settling 2/15/11	291	289,710	283,040	6,670
Standard Chartered Bank:
Hong Kong Dollar settling 2/15/11	2,369	305,854	305,251	603
State Street Bank and Trust Company:
Australian Dollar settling 2/15/11	57	55,438	54,128	1,310
British Pound settling 2/15/11	124	197,599	192,783	4,816
British Pound settling 2/15/11	73	117,025	113,493	3,532
British Pound settling 2/15/11	78	124,429	121,267	3,162
Canadian Dollar settling 2/15/11	109	107,363	106,018	1,345
Canadian Dollar settling 2/15/11	64	63,038	62,249	789
Hong Kong Dollar settling 2/15/11	822	106,059	105,916	143
Japanese Yen settling 2/15/11	4,197	51,806	50,205	1,601
Japanese Yen settling 2/15/11	10,747	129,144	128,555	589
Japanese Yen settling 2/15/11	20,683	247,983	247,410	573
Swedish Krona settling 2/15/11	609	88,101	86,386	1,715
Swiss Franc settling 2/15/11	132	132,599	131,698	901
Swiss Franc settling 2/15/11	62	62,643	61,858	785
UBS AG:
Euro settling 2/15/11	379	527,628	491,812	35,816
Swiss Franc settling 2/15/11	553	573,770	551,734	22,036

INTEREST RATE SWAP TRANSACTIONS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$36,398

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Non-income producing security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the market value of this security amounted to $66,240 or 0.0% of net assets.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,594,399 and gross unrealized depreciation of investments was $(4,495,893), resulting in net unrealized appreciation of $20,098,506.

As of November 30, 2010, the Strategy held 52.8% of its total investments in municipal bonds. Of the total investments in municipal bonds, 47.3% is insured (16.4% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
SD	-	School District
SID	-	Special Improvement District
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$119,485,700	$85,000	$119,570,700
Common Stocks
Financials	11,783,589	5,628,647	—	17,412,236
Consumer Discretionary	12,829,158	4,555,234	—	17,384,392
Information Technology	11,488,124	1,711,243	—	13,199,367
Energy	9,619,412	2,602,327	—	12,221,739
Industrials	8,093,188	3,282,950	—	11,376,138
Health Care	9,490,161	1,138,851	—	10,629,012
Consumer Staples	4,387,942	3,277,486	—	7,665,428
Materials	3,851,590	3,427,492	—	7,279,082
Telecommunication Services	1,981,261	1,114,909	—	3,096,170
Utilities	1,926,467	624,424	—	2,550,891
Short-Term Investments
Investment Companies	4,026,028	—	—	4,026,028

Total Investments in Securities	79,476,920	146,849,263	85,000	226,411,183
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	224,215	—	224,215
Interest Rate Swap Contracts	—	36,398	—	36,398
Liabilities
Forward Currency Exchange Contracts	—	(392,202)	—	(392,202)

Total	$79,476,920	$146,717,674	$85,000	$226,279,594

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Obligations	Total
Balance as of 8/31/10	$71,192	$71,192
Accrued discounts/premiums	987	987
Realized gain (loss)	(1,075)	(1,075)
Change in unrealized appreciation/depreciation	12,860	12,860
Net purchases (sales)	84,981	84,981
Transfers into Level 3	—	—
Transfers out of Level 3	(83,945)	(83,945)

Balance as of 11/30/10	$85,000	$85,000

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$—	$—

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

Portfolio of Investments

November 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 70.6% Long-Term Municipal Bonds - 70.6% Alabama - 4.4%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,065	$1,122,222
NPFGC-RE
5.00%, 12/01/21	400	428,796
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/38 (Pre-refunded/ETM)	1,000	1,069,850
5.25%, 2/01/24 (Pre-refunded/ETM)	1,000	1,073,960
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,000	1,066,410

		4,761,238

Alaska - 0.9%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/11	1,000	1,014,640

Arizona - 1.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.30%, 2/01/42 (a)	235	217,805
Arizona Trans Brd Fed Hwy GAN (Arizona Trans Brd Fed Hwy Grant)
AMBAC Series 2004B
5.00%, 7/01/15	565	629,241
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2002C
5.00%, 1/01/12	1,000	1,045,970

		1,893,016

California - 2.6%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,020	1,112,341
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	735	786,751
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
Series 2009B
4.00%, 5/15/11	350	355,212
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	550	561,071

		2,815,375

Colorado - 0.5%
Adonea Met Dist #2 Co.
4.375%, 12/01/15	525	509,533

Delaware - 1.4%
Delaware Trnsp Auth NPFGC Series 2003

5.00%, 7/01/12	1,380	1,474,075

District of Columbia - 0.9%
District of Columbia GO
NPFGC Series 2003A
5.50%, 6/01/13 (Pre-refunded/ETM)	600	669,036
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	275	308,256

		977,292

Florida - 5.6%
Citizens Ppty Ins Corp. FL
NPFGC Series 2007A
5.00%, 3/01/11	535	540,404
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	1,000	1,058,720
Florida Brd of Ed GO (Florida GO)
NPFGC-RE Series 2005A
5.00%, 6/01/15	560	639,638
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	1,052,976
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	455	491,905
Series 2010A
5.00%, 7/01/16	365	398,503
NPFGC
5.00%, 7/01/11	535	545,352
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/19	1,140	1,311,809

		6,039,307

Georgia - 4.7%
Atlanta GA GO
Series 2009A
4.00%, 7/01/11	1,415	1,436,989
Fulton & De Kalb Cnty GA Hosp
AGM
5.00%, 1/01/13	1,500	1,621,770
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	1,075	1,126,374
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	487,977
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	385	411,473

		5,084,583

Illinois - 1.0%
Illinois GO

AMBAC Series B
5.00%, 3/01/14	1,000	1,077,080

Indiana - 0.2%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	155,486
Jasper Cnty IN PCR (No. Indiana Pub Serv Company)
NPFGC
5.60%, 11/01/16	75	81,177

		236,663

Iowa - 0.4%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Pre-refunded/ETM)	375	387,772

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series B
4.75%, 12/01/16	90	90,000

Louisiana - 1.5%
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	330	327,990
Morehouse Parish LA PCR (International Paper Company)
Series A
5.25%, 11/15/13	265	284,112
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	466,169
RADIAN
5.00%, 12/01/10	560	560,000

		1,638,271

Massachusetts - 1.5%
Massachusetts Dev Fin Agy (Semass Partnership)
NPFGC Series A
5.50%, 1/01/11	1,000	1,002,050
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008
5.00%, 7/01/16	540	577,600

		1,579,650

Michigan - 2.4%
Detroit MI Swr Disp
AGM
0.794%, 7/01/32 (a)	410	293,950
Michigan Mun Bond Auth (Michigan Mun Bond Loc Gov Prog)
Series 2009 C
5.00%, 5/01/11	770	782,050
Michigan Trunk Line Spl Tax AGM Series 05B

5.00%, 9/01/11	1,440	1,486,656

		2,562,656

Minnesota - 0.5%
Minnesota GO
Series 2010D
5.00%, 8/01/24	490	554,508

Missouri - 0.7%
Kansas City MO Wtr
4.00%, 12/01/10	710	710,000

Nevada - 1.4%
Clark Cnty NV SD GO
AGM Series C
5.00%, 6/15/19	750	824,370
Nevada GO
Series 2008C
5.00%, 6/01/15	565	644,032

		1,468,402

New Jersey - 1.9%
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	420	472,823
New Jersey EDA (New Jersey Cigarette Tax)
FGIC Series 4
5.00%, 6/15/11	400	404,176
New Jersey Trnsp Trust Fund (New Jersey Trnsp Trust Fund)
NPFGC Series A
5.25%, 12/15/12	1,100	1,189,683

		2,066,682

New Mexico - 0.5%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13 (b)	500	537,145

New York - 8.5%
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	445	476,849
New York NY GO
Series 04G
5.00%, 8/01/12	685	731,902
Series C
5.25%, 8/01/17	160	185,032
Series E
5.00%, 8/01/15	720	818,064
New York NY Trnsl Fin Auth
Series B
5.25%, 2/01/29 (c)	2,080	2,094,123
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B

5.00%, 7/01/16	280	319,516
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,151,460
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	1,365	1,455,445
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	540	622,372
New York St Thruway Auth (New York St Thruway Auth Hwy & Brdg)
Series 2008B
5.00%, 4/01/16	550	634,480
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	235	235,712
Series 2008
5.00%, 6/01/11	490	499,643

		9,224,598

North Carolina - 1.9%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	225	235,820
Series A
5.50%, 1/01/11	515	516,782
Series C
5.30%, 1/01/15	800	847,904
North Carolina Mun Pwr Agy #1
5.50%, 1/01/13 (Pre-refunded/ETM)	140	153,500
Series A
5.50%, 1/01/13	295	319,426

		2,073,432

Ohio – 3.1%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	515	536,342
AMBAC Series 2006A
5.00%, 1/01/16	490	534,139
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	585	639,540
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	1,355	1,434,254
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	140	150,235

		3,294,510

Oregon – 1.8%
Tri-County Met Trnsp Dist OR
NPFGC

5.00%, 5/01/12	1,890	1,995,934

Pennsylvania - 3.2%
Pennsylvania
GO NPFGC
5.00%, 2/01/15	435	484,251
Pennsylvania Turnpike Comm
Series 2009 B
5.00%, 6/01/21	715	762,347
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	838,392
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	1,020	1,084,862
Pittsburgh PA GO
5.00%, 9/01/14	285	309,456

		3,479,308

Puerto Rico - 3.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	750	798,720
Puerto Rico GO
5.00%, 7/01/11	515	526,897
5.25%, 7/01/12	700	734,923
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.141%, 7/01/28 (a)	280	201,782
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	550	566,835
5.50%, 8/01/23	605	647,066

		3,476,223

Rhode Island - 0.6%
Rhode Island EDC (Rhode Island Dept of Trnsp)
Series 2009A
5.25%, 6/15/18	600	696,558

Texas - 8.2%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	555	615,090
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,148,006
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	700	762,370
Lower Colorado River Auth TX
5.00%, 5/15/24	295	314,668
Mansfield TX ISD GO
5.00%, 2/15/25	610	673,330
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43	225	225,817

SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	482,176
San Antonio TX Wtr
NPFGC-RE
5.50%, 5/15/16	1,540	1,833,632
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,400	1,488,158
Texas PFA
Series 2010A
5.00%, 7/01/13 (b)	1,200	1,318,296

		8,861,543

Virginia - 0.3%
Fairfax Cnty VA EDA (Fairfax Cnty VA EDA Res Rec)
AMBAC Series 1998
6.10%, 2/01/11	280	282,296

Washington - 2.7%
Energy Northwest WA (Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11	1,000	1,026,520
King Cnty WA Swr
5.00%, 1/01/29	625	663,569
Washington St GO
5.00%, 1/01/26	570	617,532
Series 2009A
5.00%, 7/01/15	570	657,666

		2,965,287

Wisconsin - 2.2%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	1,660	1,798,245
Wisconsin GO
NPFGC Series A
5.00%, 5/01/13	535	586,253

		2,384,498

Total Municipal Obligations (cost $74,312,184)		76,212,075

	Shares
COMMON STOCKS - 29.2%
Consumer Discretionary - 5.1%
Auto Components - 0.4%
GKN PLC	5,200	15,210
Johnson Controls, Inc.	6,055	220,644
Lear Corp. (d)	900	78,993
NGK Spark Plug Co., Ltd.	1,000	14,366
Sumitomo Rubber Industries Ltd.	500	5,070

TRW Automotive Holdings Corp. (d)	2,100	99,729

		434,012

Automobiles - 0.6%
Bayerische Motoren Werke AG	100	7,505
Ford Motor Co. (d)	20,700	329,958
General Motors Co. (d)	3,257	111,389
Nissan Motor Co., Ltd.	5,700	53,312
Renault SA (d)	1,000	52,371
Toyota Motor Corp.	1,400	54,268

		608,803

Distributors - 0.2%
Genuine Parts Co.	550	26,477
Li & Fung Ltd.	32,000	199,118

		225,595

Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.	2,700	111,537
Hyatt Hotels Corp. (d)	285	11,930
Royal Caribbean Cruises Ltd. (d)	2,000	80,500
Shangri-La Asia Ltd.	22,000	55,160
Starbucks Corp.	5,985	183,141
Thomas Cook Group PLC	6,300	18,283
TUI Travel PLC	6,300	20,657

		481,208

Household Durables - 0.3%
Garmin Ltd.	1,900	55,024
NVR, Inc. (d)	135	83,697
Sharp Corp.	4,000	38,342
Sony Corp.	1,400	49,632
Stanley Black & Decker, Inc.	675	40,183

		266,878

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (d)	875	153,475
NetFlix, Inc. (d)	190	39,121

		192,596

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	800	7,705

Media - 1.4%
Cablevision Systems Corp.	3,700	117,179
Comcast Corp.-Class A	11,975	239,500
DIRECTV (d)	2,600	107,978
Gannett Co., Inc.	2,700	35,397
Informa PLC	4,900	30,131
Jupiter Telecommunications Co., Ltd.	33	33,557
Lagardere SCA	900	33,211
News Corp.-Class A	21,900	298,716
Publicis Groupe SA	710	31,720
Time Warner Cable, Inc.-Class A	2,675	164,620
Time Warner, Inc.	3,700	109,113
Viacom, Inc.-Class B	2,400	90,792
Vivendi SA	2,400	58,437

Walt Disney Co. (The)	5,350	195,328

		1,545,679

Multiline Retail - 0.5%
Don Quijote Co., Ltd.	500	14,407
Kohl’s Corp. (d)	6,740	380,271
Macy’s, Inc.	2,600	66,768
Marks & Spencer Group PLC	4,800	27,859
PPR	100	15,885
Target Corp.	985	56,086

		561,276

Specialty Retail - 1.0%
Esprit Holdings Ltd.	7,100	33,992
Fast Retailing Co., Ltd.	300	47,256
Foot Locker, Inc.	2,800	52,836
Gap, Inc. (The)	5,700	121,752
Hennes & Mauritz AB-Class B	4,440	150,198
Inditex SA	1,290	97,298
Limited Brands, Inc.	3,960	133,333
Lowe’s Cos., Inc.	6,950	157,765
Office Depot, Inc. (d)	12,000	52,200
Ross Stores, Inc.	1,600	103,808
TJX Cos., Inc.	1,400	63,854
Yamada Denki Co., Ltd.	920	58,448

		1,072,740

Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	1,690	91,154

		5,487,646

Financials - 4.8%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	1,100	57,024
Blackstone Group LP	11,750	150,400
Credit Suisse Group AG	1,155	42,705
Deutsche Bank AG	300	14,206
Goldman Sachs Group, Inc. (The)	4,035	630,025
Man Group PLC	14,100	58,049
Morgan Stanley	5,600	136,976

		1,089,385

Commercial Banks - 1.4%
Banco do Brasil SA	2,300	44,133
Banco Santander SA	49	467
Bank of China Ltd.	55,000	29,218
Barclays PLC	14,500	58,257
BB&T Corp.	4,300	99,760
BNP Paribas	1,226	72,517
Comerica, Inc.	1,800	65,682
Danske Bank A/S (d)	1,900	47,127
DnB NOR ASA	1,200	14,685
Fifth Third Bancorp	9,000	107,550
Hana Financial Group, Inc.	1,100	36,039
Itau Unibanco Holding SA (ADR)	1,020	23,797
KB Financial Group, Inc.	739	34,561
National Australia Bank Ltd.	3,400	76,244
National Bank of Canada	400	26,434
Regions Financial Corp.	7,800	41,964

Societe Generale	1,050	48,550
Standard Chartered PLC	3,841	103,469
Sumitomo Mitsui Financial Group, Inc.	1,900	58,347
Turkiye Garanti Bankasi AS	2,200	12,227
Turkiye Vakiflar Bankasi Tao-Class D	12,600	35,076
UniCredit SpA	26,680	51,570
Wells Fargo & Co.	15,325	416,993

		1,504,667

Consumer Finance - 0.1%
Capital One Financial Corp.	2,400	89,352
ORIX Corp.	520	44,352

		133,704

Diversified Financial Services - 1.2%
Bank of America Corp.	4,000	43,800
BM&F Bovespa SA	3,400	25,878
Citigroup, Inc. (d)	13,000	54,600
CME Group, Inc.-Class A	595	171,396
Hong Kong Exchanges and Clearing Ltd.	1,000	22,737
IG Group Holdings PLC	5,355	40,973
JPMorgan Chase & Co.	25,725	961,600

		1,320,984

Insurance - 0.7%
Admiral Group PLC	4,717	112,324
AIA Group Ltd. (d)	17,200	49,617
Allianz SE	700	76,647
Aviva PLC	8,300	45,788
Berkshire Hathaway, Inc. (d)	1,100	87,648
Chubb Corp.	1,000	57,010
Muenchener Rueckversicherungs AG (MunichRe)	375	52,015
Old Mutual PLC	13,700	25,247
Prudential PLC	7,350	65,037
Travelers Cos., Inc. (The)	2,800	151,172

		722,505

Real Estate Management & Development - 0.4%
CapitaLand Ltd.	32,000	87,440
CapitaMalls Asia Ltd.	14,000	20,873
China Overseas Land & Investment Ltd.	22,000	42,078
Hang Lung Group Ltd.	7,000	44,876
Hang Lung Properties Ltd.	31,000	143,333
Mitsui Fudosan Co., Ltd.	3,000	53,022
New World Development Ltd.	14,187	27,925
Sumitomo Realty & Development Co., Ltd.	1,000	21,489

		441,036

		5,212,281

Information Technology - 3.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. (d)	14,825	284,047
Motorola, Inc. (d)	9,600	73,536

		357,583

Computers & Peripherals - 1.4%
Apple, Inc. (d)	2,595	807,435
Dell, Inc. (d)	12,000	158,640

EMC Corp . (d)	13,208	283,840
Hewlett-Packard Co.	3,740	156,818
Logitech International SA (d)	3,880	74,430
Toshiba Corp.	10,000	51,950

		1,533,113

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp. (d)	58,710	58,426
Tyco Electronics Ltd.	3,900	118,638

		177,064

Internet Software & Services - 0.6%
Google, Inc.-Class A (d)	990	550,153
Telecity Group PLC (d)	1,271	9,251
Yahoo! Japan Corp.	199	71,362

		630,766

IT Services - 0.2%
Accenture PLC	2,733	118,393
Amadeus IT Holding SA (d)	1,320	25,255
Cap Gemini SA	900	37,894

		181,542

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	3,000	30,856

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp.-Class A	4,850	215,776
Intel Corp.	3,223	68,070
Marvell Technology Group Ltd. (d)	6,050	116,705
NVIDIA Corp. (d)	5,400	73,440
Samsung Electronics Co., Ltd.	110	78,282

		552,273

Software - 0.6%
Aveva Group PLC	1,130	26,376
Citrix Systems, Inc. (d)	2,360	156,751
Konami Corp.	700	13,033
Microsoft Corp.	5,975	150,630
Nintendo Co., Ltd.	100	27,113
Oracle Corp.	8,680	234,707
SAP AG	500	23,289
Temenos Group AG (d)	690	23,051

		654,950

		4,118,147

Energy - 3.5%
Energy Equipment & Services - 1.1%
AMEC PLC	5,320	89,533
Cameron International Corp. (d)	2,150	103,437
Cie Generale de Geophysique-Veritas (d)	900	20,820
Ensco PLC (Sponsored ADR)	2,500	118,500
Petrofac Ltd.	5,180	112,187
Petroleum Geo-Services ASA (d)	1,800	21,800
Saipem SpA	1,087	45,260
Schlumberger Ltd.	7,260	561,488

Technip SA	570	44,105

		1,117,130

Oil, Gas & Consumable Fuels - 2.4%
Afren PLC (d)	27,400	53,527
BP PLC	14,600	97,455
Chevron Corp.	1,600	129,552
China Petroleum & Chemical Corp.-Class H	36,000	33,332
ConocoPhillips	3,450	207,587
Devon Energy Corp.	2,300	162,311
ENI SpA	1,900	38,231
EOG Resources, Inc.	1,790	159,221
Forest Oil Corp. (d)	2,100	71,862
Gazprom OAO (Sponsored ADR)	2,600	57,356
Hess Corp.	2,200	154,110
JX Holdings, Inc.	4,500	27,802
KazMunaiGas Exploration Production (GDR) (e)	950	18,240
LUKOIL OAO (London) (Sponsored ADR)	250	13,703
Marathon Oil Corp.	4,600	153,962
Newfield Exploration Co. (d)	1,900	126,977
Nexen, Inc. (New York)	4,300	89,956
Nexen, Inc. (Toronto)	2,528	52,872
Noble Energy, Inc.	2,740	222,625
Occidental Petroleum Corp.	2,065	182,071
OMV AG	600	20,135
Penn West Energy Trust	2,205	47,835
Petroleo Brasileiro SA (Sponsored ADR)	2,430	71,150
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	4,028	121,264
Southwestern Energy Co.(d)	4,490	162,538
Suncor Energy, Inc. (New York)	1,850	62,179
Suncor Energy, Inc. (Toronto)	2,550	85,650

		2,623,503

		3,740,633

Industrials - 3.3%
Aerospace & Defense - 0.5%
BAE Systems PLC	10,100	51,963
Goodrich Corp.	2,125	182,261
Honeywell International, Inc.	2,800	139,188
Northrop Grumman Corp.	2,700	166,536
Raytheon Co.	900	41,625

		581,573

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	210	26,935
United Parcel Service, Inc.-Class B	4,470	313,481

		340,416

Airlines - 0.1%
Delta Air Lines, Inc. (d)	7,500	102,600

Building Products - 0.1%
Asahi Glass Co., Ltd.	5,000	55,596

Commercial Services & Supplies - 0.1%
Aggreko PLC	1,960	44,691
G4S PLC	5,779	21,420

Serco Group PLC	12,900	108,854

		174,965

Construction & Engineering - 0.1%
Bouygues SA	1,700	67,787

Electrical Equipment - 0.3%
Cooper Industries PLC	4,420	240,890
Furukawa Electric Co., Ltd.	5,000	21,267
Sumitomo Electric Industries Ltd.	2,700	35,250
Vestas Wind Systems A/S (d)	1,163	33,151

		330,558

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	1,717	36,573
General Electric Co.	12,800	202,624
Textron, Inc.	4,200	93,912

		333,109

Machinery - 1.0%
Caterpillar, Inc.	800	67,680
Danaher Corp.	6,005	259,716
Deere & Co.	2,425	181,148
Eaton Corp.	1,100	106,040
Fanuc Ltd.	200	28,587
Flowserve Corp.	840	88,586
Illinois Tool Works, Inc.	1,275	60,728
Ingersoll-Rand PLC	3,000	123,000
Parker Hannifin Corp.	1,600	128,368
SPX Corp.	800	52,544
Terex Corp. (d)	1,300	31,564

		1,127,961

Professional Services - 0.2%
Bureau Veritas SA	317	23,101
Capita Group PLC (The)	12,700	128,922
Experian PLC	2,200	25,164
Intertek Group PLC	830	23,441

		200,628

Road & Rail - 0.1%
DSV A/S	1,155	22,728
East Japan Railway Co.	400	23,882
Firstgroup PLC	3,400	19,118

		65,728

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	2,900	26,857
Mitsubishi Corp.	2,800	70,688
Mitsui & Co., Ltd.	3,500	54,579

		152,124

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	14,000	54,820

		3,587,865

Health Care - 2.9%
Biotechnology - 0.7%
Amgen, Inc. (d)	2,000	105,380

Celgene Corp. (d)	2,950	175,171
Gilead Sciences, Inc. (d)	9,865	360,072
Vertex Pharmaceuticals, Inc. (d)	3,050	101,047

		741,670

Health Care Equipment & Supplies - 0.5%
Alcon, Inc.	3,080	484,330
Boston Scientific Corp. (d)	3,900	25,038
Covidien PLC	925	38,915

		548,283

Health Care Providers & Services - 0.2%
Express Scripts, Inc.-Class A (d)	3,095	161,218
Health Net, Inc.(d)	1,600	43,200

		204,418

Pharmaceuticals - 1.5%
Allergan, Inc.	1,020	67,595
Aspen Pharmacare Holdings Ltd. (d)	1,850	24,292
AstraZeneca PLC	2,000	93,489
AstraZeneca PLC (Sponsored ADR)	3,200	150,176
Bayer AG	1,000	72,443
Johnson & Johnson	6,500	400,075
Merck & Co., Inc.	1,000	34,470
Novartis AG	1,770	94,264
Pfizer, Inc.	22,800	371,412
Sanofi-Aventis SA	1,174	71,167
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	5,338	267,114

		1,646,497

		3,140,868

Consumer Staples - 2.2%
Beverages - 0.2%
Anheuser-Busch InBev NV	1,945	106,332
Asahi Breweries Ltd.	1,000	19,463
Constellation Brands, Inc.-Class A (d)	4,100	84,501
PepsiCo, Inc.	835	53,966

		264,262

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	1,600	19,490
Costco Wholesale Corp.	1,440	97,358
Delhaize Group SA	600	41,027
Koninklijke Ahold NV	2,800	33,856
Kroger Co. (The)	6,000	141,300
Olam International Ltd.	24,000	55,384
Safeway, Inc.	5,100	117,249
Tesco PLC	17,936	115,727

		621,391

Food Products - 0.5%
Archer-Daniels-Midland Co.	3,100	89,869
Bunge Ltd.	2,200	133,804
Chaoda Modern Agriculture Holdings Ltd.	10,000	8,066
ConAgra Foods, Inc.	2,000	42,960
Sara Lee Corp.	6,700	100,500

Smithfield Foods, Inc. (d)	5,300	93,333
Tyson Foods, Inc.-Class A	2,500	39,575

		508,107

Household Products - 0.4%
Kimberly-Clark Corp.	1,600	99,024
Procter & Gamble Co. (The)	3,250	198,478
Reckitt Benckiser Group PLC	2,820	149,475

		446,977

Tobacco - 0.5%
Altria Group, Inc.	5,100	122,400
British American Tobacco PLC	3,788	137,519
Imperial Tobacco Group PLC	6,100	179,116
Japan Tobacco, Inc.	45	153,000

		592,035

		2,432,772

Materials - 2.1%
Chemicals - 1.0%
Agrium, Inc. (New York)	950	76,219
Agrium, Inc. (Toronto)	400	32,049
Arkema SA	500	29,811
CF Industries Holdings, Inc.	650	78,500
DIC Corp.	7,000	13,860
Dow Chemical Co. (The)	8,950	279,061
EI du Pont de Nemours & Co.	1,700	79,883
Huabao International Holdings Ltd.	12,000	18,973
Incitec Pivot Ltd.	5,300	18,944
Israel Chemicals Ltd.	9,500	137,054
K&S AG	2,190	145,816
Koninklijke DSM NV	303	14,781
Monsanto Co.	1,719	103,002
Potash Corp. of Saskatchewan, Inc.	210	30,188

		1,058,141

Construction Materials - 0.1%
CRH PLC (London)	4,300	74,807

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (d)	1,500	13,282

Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd.	802	64,729
Alcoa, Inc.	3,700	48,544
BHP Billiton PLC	2,097	74,514
Cliffs Natural Resources, Inc.	1,500	102,510
Dowa Holdings Co., Ltd.	2,000	11,842
Eurasian Natural Resources Corp. PLC	1,800	24,597
Freeport-McMoRan Copper & Gold, Inc.	1,345	136,275
JFE Holdings, Inc.	1,100	34,881
Lundin Mining Corp. (d)	4,800	30,907
Mitsubishi Materials Corp. (d)	11,000	33,969
Rio Tinto PLC	3,220	205,286
Tata Steel Ltd.	1,800	22,943
ThyssenKrupp AG	1,400	53,254
Vale SA (Sponsored ADR) (Local Preference Shares)	2,400	68,136
Vale SA (Sponsored ADR)-Class B	1,610	51,005

Xstrata PLC	6,330	127,084

		1,090,476

		2,236,706

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	10,100	280,679
CenturyLink, Inc.	2,100	90,279
France Telecom SA	2,400	48,672
Nippon Telegraph & Telephone Corp.	1,600	72,534
Telecom Italia SpA (ordinary shares)	36,500	44,915
Telecom Italia SpA (savings shares)	28,200	29,474
Verizon Communications, Inc.	2,700	86,427

		652,980

Wireless Telecommunication Services - 0.3%
KDDI Corp.	4	22,823
Sprint Nextel Corp. (d)	8,500	32,130
Vodafone Group PLC	42,425	105,846
Vodafone Group PLC (Sponsored ADR)	4,700	117,782

		278,581

		931,561

Utilities - 0.6%
Electric Utilities - 0.3%
E.ON AG	2,700	77,293
EDF SA	900	37,473
Edison International	2,400	88,656
NV Energy, Inc.	5,000	68,450
Pepco Holdings, Inc.	2,200	40,370
Tokyo Electric Power Co., Inc. (The)	1,800	41,947

		354,189

Gas Utilities - 0.1%
Tokyo Gas Co., Ltd.	6,000	26,167
UGI Corp.	2,300	68,241

		94,408

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	3,300	93,588

Multi-Utilities - 0.1%
CMS Energy Corp.	1,700	30,549
NiSource, Inc.	6,300	105,399

		135,948

		678,133

Total Common Stocks (cost $26,392,514)		31,566,612

WARRANTS - 0.1%
Financials - 0.1%
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Merrill Lynch Int’l, expiring 8/19/15 (d)	3,200	47,887
Housing Development Finance Corp., Merrill Lynch Int’l, expiring 1/18/11 (d)	400	6,002

		53,889

Industrials - 0.0%
Electrical Equipment - 0.0%
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (d) (e)	200	$9,559

Machinery - 0.0%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/21/18 (d) (e)	5,200	25,442

		35,001

Total Warrants (cost $80,141)		88,890

RIGHTS - 0.0%
Financials - 0.0%
Bank of China Ltd. (d) (cost $0)	5,500	992

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.17% (f) (cost $1,778,565)	1,778,565	1,778,565

Total Investments - 101.6% (cost $102,563,404) (g)		109,647,134
Other assets less liabilities - (1.6)% (h)		(1,679,660)

Net Assets - 100.0%		$107,967,474

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1	December 2010	$36,347	$34,437	$(1,910)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Australian Dollar settling 2/15/11	267	260,565	253,546	(7,019)
Deutsche Bank AG London:
Euro settling 2/15/11	193	267,942	250,448	(17,494)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/11	20,425	254,204	244,324	(9,880)
State Street Bank and Trust Co.:

Australian Dollar settling 2/15/11	34	33,068	32,287	(781)
Australian Dollar settling 2/15/11	90	87,551	85,465	(2,086)
Australian Dollar settling 2/15/11	130	129,789	123,450	(6,339)
Australian Dollar settling 2/15/11	148	147,814	140,543	(7,271)
British Pound settling 2/15/11	21	33,500	32,649	(851)
British Pound settling 2/15/11	41	65,630	63,743	(1,887)
Canadian Dollar settling 2/15/11	14	13,710	13,617	(93)
Euro settling 2/15/11	15	20,468	19,465	(1,003)
Euro settling 2/15/11	35	48,665	45,418	(3,247)
Euro settling 2/15/11	277	387,281	359,451	(27,830)
Japanese Yen settling 2/15/11	14,352	176,954	171,679	(5,275)
Norwegian Krone settling 2/15/11	89	15,235	14,275	(960)
Swedish Krona settling 2/15/11	1,002	149,585	142,134	(7,451)
Swiss Franc settling 2/15/11	57	58,373	56,871	(1,502)
Swiss Franc settling 2/15/11	103	104,341	102,764	(1,577)
Swiss Franc settling 2/15/11	162	167,476	161,131	(6,345)
Sale Contracts:
Deutsche Bank AG London:
British Pound settling 2/15/11	433	697,727	673,187	24,540
HSBC Bank USA:
Hong Kong Dollar settling 2/15/11	3,456	446,143	445,313	830
State Street Bank and Trust Co.:
British Pound settling 2/15/11	159	253,373	247,198	6,175
British Pound settling 2/15/11	41	65,335	63,743	1,592
British Pound settling 2/15/11	18	29,056	27,985	1,071
Canadian Dollar settling 2/15/11	204	203,056	198,419	4,637
Canadian Dollar settling 2/15/11	90	89,479	87,538	1,941
Canadian Dollar settling 2/15/11	27	26,594	26,261	333
Canadian Dollar settling 2/15/11	15	14,652	14,590	62
Euro settling 2/15/11	112	156,075	145,727	10,348
Hong Kong Dollar settling 2/15/11	378	48,767	48,706	61
Hong Kong Dollar settling 2/15/11	182	23,483	23,451	32
Japanese Yen settling 2/15/11	5,362	66,186	64,140	2,046
Japanese Yen settling 2/15/11	8,728	106,331	104,404	1,927
Japanese Yen settling 2/15/11	1,670	20,023	19,977	46
Swedish Krona settling 2/15/11	169	24,449	23,973	476
Swiss Franc settling 2/15/11	103	106,534	102,764	3,770
Swiss Franc settling 2/15/11	15	15,068	14,966	102

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI	#	$(283,441)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(174,448)
Barclays Bank	500	7/19/17	2.0375%	CPI	#	1,719
Morgan Stanley	1,000	12/14/14	2.100%	CPI	#	(26,489)
Morgan Stanley	1,500	10/31/18	1.960%	CPI	#	(26,930)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2010.
(b)	When-Issued or delayed delivery security.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2010.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate market value of these securities amounted to $53,241 or 0.0% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,218,423 and gross unrealized depreciation of investments was $(1,134,693), resulting in net unrealized appreciation of $7,083,730.
(h)	An amount of U.S. $2,794 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.

As of November 30, 2010, the Strategy held 69.5% of its total investments in municipal bonds. Of the total investments in municipal bonds, 36.5% is insured (13.9% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GDR	-	Global Depositary Receipt
GO	-	General Obligation
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$76,212,075	$—	$76,212,075
Common Stocks
Consumer Discretionary	4,173,094	1,314,552	—	5,487,646
Financials	3,492,811	1,719,470	—	5,212,281
Information Technology	3,567,579	550,568	—	4,118,147
Energy	2,944,123	796,510	—	3,740,633
Industrials	2,582,491	1,005,374	—	3,587,865
Health Care	2,785,213	355,655	—	3,140,868
Consumer Staples	1,414,317	1,018,455	—	2,432,772
Materials	1,181,008	1,055,698	—	2,236,706
Telecommunication Services	607,297	324,264	—	931,561
Utilities	495,253	182,880	—	678,133
Warrants	—	—	88,890	88,890
Rights	—	—	992	992
Short-Term Investments	1,778,565	—	—	1,778,565

Total Investments in Securities	25,021,751	84,535,501	89,882	109,647,134
Other Financial Instruments* :
Assets
Foreign Currency Exchange Contracts	—	59,989	—	59,989
Interest Rate Swap Contracts	—	1,719	—	1,719
Liabilities
Futures Contracts	(1,910)	—	—	(1,910)
Foreign Currency Exchange Contracts	—	(108,891)	—	(108,891)
Interest Rate Swap Contracts	—	(511,308)	—	(511,308)

Total	$25,019,841	$83,977,010	$89,882	$109,086,733

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Rights	Total
Balance as of 8/31/10	$53,131	$—	$53,131
Accrued discounts /premiums	—	—	—
Realized gain (loss)	1,744	—	1,744
Change in unrealized appreciation/depreciation	2,793	992	3,785
Net purchases (sales)	31,222	—	31,222
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$88,890	$992	$89,882

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$2,793	$992	$3,785

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	January 21, 2011